Accounting Policies	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
Note 1. Business Description and Basis of Presentation
Stratasys Ltd. (collectively with its subsidiaries, the “Company” or “Stratasys”) is a global leader in connected, polymer-based 3D printing solutions, across the entire manufacturing value chain. The Company leverages its competitive advantages, which include a broad set of best-in-class 3D printing platforms, software, a materials and technology partner ecosystem, innovative leadership, and global GTM infrastructure, in order to position itself to capture share in a significant and growing global marketplace, with a focus on manufacturing, which the Company views as having the largest and fastest growing total addressable market. The Company’s approximately 2,600 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education. Stratasys’ products and comprehensive solutions improve product quality, development time, cost, time-to-market and patient care. The Company’s 3D ecosystem of solutions and expertise includes 3D printers, materials, software, expert services, and on-demand parts production.
The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.
The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require the Company to make estimates based on assumptions about current and, for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company’s current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company’s expectations, which could materially affect its results of operations and financial position.
In particular, a number of estimates have been and will continue to be affected by global events and other longer-term macroeconomic conditions, most prominently, the extent and speed at which inflation subsides, whether interest rate hikes continue, tighter credit markets and whether capital markets and global supply chains fully recover. As a result, the accounting estimates and assumptions may change over time. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; and the allowance for expected credit losses. These consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these financial statements, the war in Israel is ongoing and continues to evolve. One of the Company’s global headquarters and one of its manufacturing facilities are located in Israel. As of the filing date of these financial statements, the Company's activities in Israel remain largely unaffected by the war. During the three months ended March 31, 2024, the impact of the war on the Company’s results of operations and financial condition was limited, but such impact may change, and could be significant, as a result of the continuation, escalation or expansion of the war. The Company continues to maintain business continuity plans backed by its inventory levels located outside of Israel.
The results of operations for the three months ended March 31, 2024 are not necessarily indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2023, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 11, 2024 as part of the Company’s Annual Report on Form 20-F for such year.

Accounting Standards Update and Change in Accounting Principle
Note 2. New Accounting Pronouncements
Recently issued accounting pronouncements, not yet adopted
In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures”. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures required under ASC 280. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements related disclosures.
In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.